Debt (Narrative) (Detail) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010	May 31, 2004 5.75% Notes [Member]	Jun. 27, 2012 5.75% Notes [Member]	Jun. 29, 2011 5.75% Notes [Member]	Apr. 30, 2012 Revolver Borrowings [Member]	Jun. 27, 2012 Revolver Borrowings [Member]	Aug. 31, 2011 Term Loan [Member]	Jun. 27, 2012 Term Loan [Member]	Aug. 31, 2011 Revised Unsecured Senior Credit Facility [Member]	Jun. 27, 2012 Revised Unsecured Senior Credit Facility [Member]	Jun. 29, 2011 Revised Unsecured Senior Credit Facility [Member]	Jun. 27, 2012 Revised Unsecured Senior Credit Facility [Member] Maximum [Member]	Jun. 27, 2012 Revised Unsecured Senior Credit Facility [Member] Minimum [Member]	Aug. 31, 2011 Revised Unsecured Senior Credit Facility [Member] Revolver Borrowings [Member]	Aug. 31, 2011 Revised Unsecured Senior Credit Facility [Member] Term Loan [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity											$ 500,000,000		$ 400,000,000			$ 250,000,000	$ 250,000,000
Debt instrument, maturity date				June 2014							August 2016
Drawn from revolver to fund share repurchases							40,000,000		70,000,000
Credit facility repayments during the year								0		17,500,000
Term loan outstanding	237,500,000	185,000,000
Debt available under revolving credit facility								210,000,000
Basis spread on variable rate														2.50%	1.63%
One-month LIBOR												0.25%
Debt instrument, face amount				300,000,000
Debt instrument, stated interest rate				5.75%	5.75%	5.75%
Net proceeds from issuance of long-term debt	$ 70,000,000	$ 0	$ 200,000,000	$ 298,400,000